RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and expenses (services provided to the Company):
Share-based compensation expenses		$ 35,473	$ 71,809	$ 67,957
Melco International and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Revenues and income (services provided by the Company):
Shared service fee income for corporate office		2,198	2,188	1,345
Loan interest income		1,238	16,133	0
Costs and expenses (services provided to the Company):
Management fee expenses	[1]	2,182	1,394	1,749
Share-based compensation expenses	[2]	$ 0	$ 2,865	$ 6,641

[1]	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.
[2]	The amount represents the share-based compensation expenses related to the grant of certain share-based awards under the Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 16.